As filed with the Securities and Exchange Commission on August 31, 2006

Securities Act Registration No. 33-86006

Investment Company Act Registration No. 811-8850

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	[Ö]

Pre-Effective Amendment No. _____	[ ]

Post-Effective Amendment No. 22	[Ö]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	[Ö]

Amendment No. 23

ICAP FUNDS, INC.

(Exact Name of Registrant as Specified in Charter)

225 West Wacker Drive, Suite 2400
Chicago, Illinois	60606
(Address of Principal Executive Offices)	(Zip Code)

Registrant's Telephone Number, including Area Code:  1-888-221-ICAP (4227)

Pamela H. Conroy

Institutional Capital LLC

225 West Wacker Drive, Suite 2400

Chicago, Illinois  60606

(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl

Godfrey & Kahn, S.C.

780 North Water Street

Milwaukee, Wisconsin  53202

It is proposed that this filing will become effective (check appropriate box):

[  ]

immediately upon filing pursuant to paragraph (b) of Rule 485

[  ]

on (date) pursuant to paragraph (b) of Rule 485

[  ]

60 days after filing pursuant to paragraph (a)(1) of Rule 485

[Ö]

on August 31, 2006 pursuant to paragraph (a)(1) of Rule 485

[  ]

75 days after filing pursuant to paragraph (a)(2) of Rule 485

[  ]

on (date) pursuant to paragraph (a)(2) of Rule 485

ICAP Funds, Inc.

Parts A, B and Items 23 through 30 of Part C of the Registration Statement are incorporated by reference to Post-Effective Amendment No. 21 to the Registration Statement on Form N-1A as filed with the SEC on August 29, 2006.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Parsippany and State of New Jersey on the 31st day of August, 2006.

ICAP FUNDS, INC. (Registrant)

By:

/s/ Christopher O. Blunt

Christopher O. Blunt

President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date(s) indicated.

Name	Title	Date

/s/ Christopher O. Blunt	President	August 31, 2006
Christopher O. Blunt	(principal executive officer)

/s/ Arphiela Arizmendi	Treasurer (principal financial	August 31, 2006
Arphiela Arizmendi	and accounting officer)

/s/ Lawrence Glacken *	Director	August 31, 2006
Lawrence Glacken

/s/ Susan B. Kerley *	Director	August 31, 2006
Susan B. Kerley

/s/ Peter Meenan *	Director	August 31, 2006
Peter Meenan

/s/ Brian A. Murdock *	Director	August 31, 2006
Brian A. Murdock

/s/ Robert P. Mulhearn *	Director	August 31, 2006
Robert P. Mulhearn

* By /s/ Jeffrey A. Engelsman

Jeffrey A. Engelsman, Assistant Secretary

Attorney-in-fact pursuant to Power of

Attorney previously filed and incorporated

herein by reference